Fees Summary	Sep. 15, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	9,723.54
Total Transaction Valuation	70,409,437.00
Total Offset Amount	0.00
Net Fee	$ 9,723.54
Offering Table N/A
Offset Table N/A	N/A